CONSOLIDATED STATEMENTS OF CASH FLOWS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF CASH FLOWS
(Loss)/income for the year	₺ (5,699,176)	₺ (2,100,697)	₺ 142,744
Adjustments to reconcile (loss)/ income for the year to cash flows from operating activities:	14,257,086	12,084,040	12,240,861
Interest and fees expenses	11,549,248	9,580,709	6,054,846
Depreciation and amortization	3,171,434	2,680,858	2,218,886
Impairment loss on intangible assets	269,457
Interest income on time deposits	(2,697,906)	(2,263,220)	(952,565)
Interest income on credit sales	(1,425,428)	(1,797,837)	(703,562)
Interest income on financial investments	(13,097)	(2,194)	(2,238)
Tax income	(43,145)
Provision for unused vacation liability	213,113	54,598	148,785
Provision for personnel bonus	614,603	586,535	442,547
Provision for Competition Authority investigation			(239,227)
Provision for Turkish Capital Markets Board fee			45,408
Provision for legal disputes	37,074	23,837	35,158
Provision for license fee	289,025	235,637
Provision for doubtful receivables	552,651	338,403	92,688
Provision for loan receivables	301,312	209,609
Provision for impairment of trade goods, net	115,224	(23,051)	65,826
Provision for post-employment benefits	102,569	91,304	108,934
Share-based payment expense	216,074	235,534	201,079
Fair value gains of financial investments	(64,703)	(167,046)	(448,858)
Contribution income for settlement			(230,216)
Net foreign exchange differences	(428,994)	(674,547)	(540,078)
Monetary losses on non-operating activities	2,013,275	3,312,230	6,502,816
Monetary gains on provisions	(514,700)	(337,319)	(559,368)
Changes in net working capital
Change in trade payables and payables to merchants	6,570,639	(296,274)	1,973,057
Change in inventories	(1,158,546)	(463,766)	(2,219,744)
Change in trade and loan receivables	(155,853)	(2,694,618)	(2,737,729)
Change in contract liabilities and merchant advances	289,876	(195,923)	549,524
Change in contract assets	58,550	(16,161)	5,403
Change in other liabilities	(848,863)	544,095	553,509
Change in other assets	(514,273)	1,081,045	139,775
Change in due from related parties	18,850	(1,704)	(12,004)
Change in due to related parties	(16,939)	8,173	(16,240)
Post-employment benefits paid	(64,073)	(46,289)	(39,166)
Payments for concluded litigation	(9,381)	(90,779)	(746,064)
Payments for personnel bonus	(505,700)	(356,966)	(332,036)
Payments for unused vacation liabilities	(22,500)	(11,599)	(21,234)
Collections of doubtful receivables	7,389	15,249	4,512
Payments for license fee	(214,093)
Payments for share based compensation plan	(708,548)
Net cash provided by operating activities	11,284,445	7,457,826	9,485,168
Investing activities:
Purchases of property and equipment and intangible assets	(2,414,849)	(2,631,648)	(2,180,306)
Proceeds from sale of property and equipment	7,355	19,356	14,283
Purchases of financial investments	(2,386,119)	(8,414,213)	(9,585,389)
Proceeds from sale of financial investment	3,395,329	8,046,523	6,477,461
Interest received on time deposits	2,689,498	2,262,980	970,314
Interest received on credit sales	1,274,066	1,888,106	1,131,991
Net cash provided by/ (used in) investing activities	2,565,280	1,171,104	(3,171,646)
Financing activities:
Proceeds from bank borrowings	8,389,902	6,837,080	1,091,058
Repayment of bank borrowings	(9,859,023)	(4,962,417)	(717,660)
Interest and fees paid	(10,818,491)	(8,935,766)	(5,994,672)
Lease payments	(1,123,562)	(616,958)	(581,069)
Capital Increase	4,171,960
Acquisition of treasury shares			(90,754)
Net cash used in financing activities	(9,239,214)	(7,678,061)	(6,293,097)
Net increase in cash and cash equivalents	4,610,511	950,869	20,425
Cash and cash equivalents at beginning of the year	8,833,647	10,392,362	16,378,445
Effects of exchange rate changes on cash and cash equivalents	36,752	65,342	329,625
Effects of inflation on cash and cash equivalents	(2,183,505)	(2,574,926)	(6,336,133)
Cash and cash equivalents at end of the year	₺ 11,297,405	₺ 8,833,647	₺ 10,392,362